FI - Carrying value and fair value not held at fair value (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 79,927	SFr 92,788	SFr 83,565
Investment securities	2,611	3,143	3,090
Loans	20,831	21,521	20,820
Other assets	13,439	13,308	25,627
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	18,114	25,421	32,398
Short-term borrowings	2,996	3,185	3,112
Long-term debt	73,922	69,104	80,931
Other liabilities	10,104	SFr 10,867	11,754
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,140		39,485
Loans	249,027		248,326
Other assets	178,593		148,491
Financial liabilities
Due to banks and deposits	366,367		359,614
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,385		14,200
Short-term borrowings	8,182		5,546
Long-term debt	126,304		116,676
Other liabilities	67,993		63,921
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,140		39,485
Loans	258,518		256,789
Other assets	178,872		148,799
Financial liabilities
Due to banks and deposits	366,310		360,020
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,351		14,401
Short-term borrowings	8,184		5,545
Long-term debt	127,972		118,099
Other liabilities	68,008		64,050
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	113,893		92,547
Financial liabilities
Due to banks and deposits	203,187		206,475
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	2,292		32
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	42,140		39,485
Loans	252,112		250,639
Other assets	63,034		54,359
Financial liabilities
Due to banks and deposits	163,123		153,545
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,351		14,401
Short-term borrowings	8,184		5,545
Long-term debt	127,378		117,321
Other liabilities	65,253		63,440
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	6,406		6,150
Other assets	1,945		1,893
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	594		778
Other liabilities	SFr 463		SFr 578